Consolidated Condensed Schedule of Investments - USD ($)		Mar. 31, 2018		Dec. 31, 2017		Jul. 31, 2017	Dec. 31, 2016
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Investments Owned, Cost		$ 70,506,731		$ 74,547,232			$ 87,212,372
Investments Owned, Fair Value		69,613,814		74,642,951			87,511,963
U.S. Mutual Fund | Grant Park Absolute Return Fund, Class I
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Investments Owned, Cost						$ 7,300,000
Investments Owned, Fair Value				7,683,587
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,403,760		$ 4,518,063			$ 547,921
Percent of Partners' Capital (Net Asset Value)		1.42%		3.98%			0.33%
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (154,723)	[1]	$ 179,608	[1],[2]		$ (9,770)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.16%)	[1]	0.16%	[1],[2]		(0.01%)	[2]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 84,351	[1]	$ 3,159,143	[1],[2]		$ 1,292,389	[2]
Percent of Partners' Capital (Net Asset Value)		0.09%	[1]	2.78%	[1],[2]		0.78%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 45,701	[1]	$ 2,644,054	[1],[2]		$ 196,631	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,773	[1]	$ (11,912)	[1],[2]		$ (186,627)	[2]
Percent of Partners' Capital (Net Asset Value)		0.01%	[1]	(0.01%)	[1],[2]		(0.11%)	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (22,969)	[1]	$ 391,917	[1],[2]		$ 116,150	[2]
Percent of Partners' Capital (Net Asset Value)		(0.02%)	[1]	0.35%	[1],[2]		0.07%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 546,833	[1]	$ 1,144,493	[1],[2]		$ 540,550	[2]
Percent of Partners' Capital (Net Asset Value)		0.55%	[1]	1.01%	[1],[2]		0.32%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 55,156	[1]	$ 19,476	[1],[2]		$ 21,206	[2]
Percent of Partners' Capital (Net Asset Value)		0.05%	[1]	0.02%	[1],[2]		0.01%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[2]			$ 30,083	[1]		$ 69,709
Percent of Partners' Capital (Net Asset Value)	[2]			0.03%	[1]		0.04%
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (97,538)	[1]	$ 497,533	[1],[2]		$ (74,055)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.10%)	[1]	0.44%	[1],[2]		(0.04%)	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 92,369	[1]	$ 217,286	[1],[2]		$ (22,484)	[2]
Percent of Partners' Capital (Net Asset Value)		0.09%	[1]	0.19%	[1],[2]		(0.01%)	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (536,923)	[1]	$ 355,178	[1],[2]		$ (267,818)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.54%)	[1]	0.31%	[1],[2]		(0.16%)	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 38,650	[1]	$ 515,089	[1],[2]		$ 1,095,758	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		136	[1]				1,089	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	462		$ 19,742	[2]
Percent of Partners' Capital (Net Asset Value)	[1],[2]			0.02%
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[2]			$ (484)	[1]		$ 8,773
Percent of Partners' Capital (Net Asset Value)	[2]						0.01%
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 740,163	[1]	$ (580,554)	[1],[2]		$ 307,223	[2]
Percent of Partners' Capital (Net Asset Value)		0.75%	[1]	(0.51%)	[1],[2]		0.19%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (609,339)	[1]	$ 922,460	[1],[2]		$ (76,499)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.61%)	[1]	0.81%	[1],[2]		(0.05%)	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[2]						$ 6,462
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (92,772)	[1]	$ 153,925	[1],[2]		$ 848,710	[2]
Percent of Partners' Capital (Net Asset Value)		(0.09%)	[1]	0.14%	[1],[2]		0.51%	[2]
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,474,132		$ 1,179,312			$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.49%		1.04%			(0.44%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (639,007)		$ 56,614			$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		(0.65%)		0.05%			(0.68%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,113,139		$ 1,122,698			$ 404,566
Percent of Partners' Capital (Net Asset Value)		2.14%		0.99%			0.24%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 859,996		$ (668,465)			$ 998,010
Percent of Partners' Capital (Net Asset Value)		0.87%		(0.59%)			0.60%
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 303,821	[1]	$ (153,981)	[1],[2]		$ 10,475	[2]
Percent of Partners' Capital (Net Asset Value)		0.31%	[1]	(0.14%)	[1],[2]		0.01%	[2]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 556,175	[1]	$ (514,484)	[1],[2]		$ 987,535	[2]
Percent of Partners' Capital (Net Asset Value)		0.56%	[1]	(0.45%)	[1],[2]		0.59%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 159,057	[1]	$ 84,023	[1],[2]		$ 722,564	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (18,501)	[1]	$ 149,021	[1],[2]		$ 43,391	[2]
Percent of Partners' Capital (Net Asset Value)		(0.02%)	[1]	0.13%	[1],[2]		0.02%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (12,336)	[1]	$ (65,662)	[1],[2]		$ 301,634	[2]
Percent of Partners' Capital (Net Asset Value)		(0.01%)	[1]	(0.06%)	[1],[2]		0.18%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (28,660)	[1]	$ (98,244)	[1],[2]		$ (5,443)	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	(0.03%)		(0.09%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (250,035)	[1]	$ 274,668	[1],[2]		$ (45,121)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.25%)	[1]	0.24%	[1],[2]		(0.02%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 79,383	[1]	$ 963	[1],[2]		$ (375)	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.08%
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 36,763	[1]	$ (111,735)	[1],[2]		$ 143,785	[2]
Percent of Partners' Capital (Net Asset Value)		0.04%	[1]	(0.10%)	[1],[2]		0.08%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 343,376	[1]	$ (23,266)	[1],[2]		$ 256,819	[2]
Percent of Partners' Capital (Net Asset Value)		0.35%	[1]	(0.02%)	[1],[2]		0.15%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,067	[1]	$ (41,722)	[1],[2]		$ 27,874	[2]
Percent of Partners' Capital (Net Asset Value)		0.01%	[1]	(0.03%)	[1],[2]		0.01%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 397,118	[1]	$ (598,507)	[1],[2]		$ 264,971	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		(1,281)	[1]	$ 13,080	[1],[2]		1,439	[2]
Percent of Partners' Capital (Net Asset Value)	[1],[2]			0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 25,114		$ 47,586	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%		0.04%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (1,229)
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (55,607)	[1]	$ (53,365)	[1],[2]		$ (31,790)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.06%)	[1]	(0.05%)	[1],[2]		(0.02%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 357,211	[1]	$ (672,078)	[1],[2]		$ 329,003	[2]
Percent of Partners' Capital (Net Asset Value)		0.36%	[1]	(0.59%)	[1],[2]		0.20%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,823	[1]	$ 15,274	[1],[2]		$ 17,276	[2]
Percent of Partners' Capital (Net Asset Value)		0.03%	[1]	0.01%	[1],[2]		0.01%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 42,087	[1]	$ 50,996	[1],[2]		$ (50,957)	[2]
Percent of Partners' Capital (Net Asset Value)		0.04%	[1]	0.04%	[1],[2]		(0.03%)	[2]
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,263,756		$ 3,849,598			$ 1,545,931
Percent of Partners' Capital (Net Asset Value)		2.29%		3.39%			0.93%
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 149,098	[1]	$ 25,627	[1],[2]		$ 705	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.15%		0.02%	[2]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 640,526	[1]	$ 2,644,659	[1],[2]		$ 2,279,924	[2]
Percent of Partners' Capital (Net Asset Value)		0.65%	[1]	2.33%	[1],[2]		1.37%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 204,758	[1]	$ 2,728,077	[1],[2]		$ 919,195	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,728)	[1]	$ 137,109	[1],[2]		$ (143,236)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.01%)	[1]	0.12%	[1],[2]		(0.09%)	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (35,305)	[1]	$ 326,255	[1],[2]		$ 417,784	[2]
Percent of Partners' Capital (Net Asset Value)		(0.03%)	[1]	0.29%	[1],[2]		0.25%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 518,173	[1]	$ 1,046,249	[1],[2]		$ 535,107	[2]
Percent of Partners' Capital (Net Asset Value)		0.52%	[1]	0.92%	[1],[2]		0.32%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (194,879)	[1]	$ 294,144	[1],[2]		$ (23,915)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.20%)	[1]	0.26%	[1],[2]		(0.01%)	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 79,383	[1]	$ 31,046	[1],[2]		$ 69,334	[2]
Percent of Partners' Capital (Net Asset Value)		0.08%	[1]	0.03%	[1],[2]		0.04%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (60,775)	[1]	$ 385,798	[1],[2]		$ 69,730	[2]
Percent of Partners' Capital (Net Asset Value)		(0.06%)	[1]	0.34%	[1],[2]		0.04%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 435,745	[1]	$ 194,020	[1],[2]		$ 234,335	[2]
Percent of Partners' Capital (Net Asset Value)		0.44%	[1]	0.17%	[1],[2]		0.14%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (527,856)	[1]	$ 313,456	[1],[2]		$ (239,944)	[2]
Percent of Partners' Capital (Net Asset Value)		(0.53%)	[1]	0.28%	[1],[2]		(0.15%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 435,768	[1]	$ (83,418)	[1],[2]		$ 1,360,729	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		(1,145)	[1]	$ 13,080	[1],[2]		2,528	[2]
Percent of Partners' Capital (Net Asset Value)	[1],[2]			0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 25,576		$ 67,328	[2]
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%		0.06%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,229)	[1]	$ (484)	[1],[2]		$ 8,773	[2]
Percent of Partners' Capital (Net Asset Value)	[2]						0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 684,556	[1]	$ (633,919)	[1],[2]		$ 275,433	[2]
Percent of Partners' Capital (Net Asset Value)		0.69%	[1]	(0.56%)	[1],[2]		0.17%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (252,128)	[1]	$ 250,382	[1],[2]		$ 252,504	[2]
Percent of Partners' Capital (Net Asset Value)		(0.25%)	[1]	0.22%	[1],[2]		0.15%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,823	[1]	$ 15,274	[1],[2]		$ 23,738	[2]
Percent of Partners' Capital (Net Asset Value)		0.03%	[1]	0.01%	[1],[2]		0.01%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (50,685)	[1]	$ 204,921	[1],[2]		$ 797,753	[2]
Percent of Partners' Capital (Net Asset Value)		(0.05%)	[1]	0.18%	[1],[2]		0.48%	[2]
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,474,132		$ 1,179,312			$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.49%		1.04%			(0.44%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (639,007)		$ 56,614			$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		(0.65%)		0.05%			(0.68%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,113,139		$ 1,122,698			$ 404,566
Percent of Partners' Capital (Net Asset Value)		2.14%		0.99%			0.24%
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		70.35%		65.77%			52.92%
Investments Owned, Cost		$ 70,506,731		$ 74,547,232			$ 87,212,372
Investments Owned, Fair Value		$ 69,613,814		$ 74,642,951			$ 87,511,963
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		60.31%		52.59%			41.85%
Investments Owned, Cost		$ 59,497,750		$ 59,497,750			$ 68,999,520
Investments Owned, Fair Value		$ 59,672,553		$ 59,683,241			$ 69,209,493
Securities owned | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		38.51%		33.58%			28.80%
Investments Owned, Face Value		$ 38,000,000		$ 38,000,000			$ 47,500,000
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%			1.10%
Investments Owned, Rate of Return Range Maximum		1.30%		1.30%			1.30%
Investments Owned, Fair Value		$ 38,105,265		$ 38,103,115			$ 47,629,368
Securities owned | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		19.27%		16.80%			11.53%
Investments Owned, Face Value		$ 19,000,000		$ 19,000,000			$ 19,000,000
Investments Owned, Rate of Return Range Minimum		1.10%		1.10%			1.10%
Investments Owned, Rate of Return Range Maximum		1.50%		1.50%			1.50%
Investments Owned, Fair Value		$ 19,061,588		$ 19,067,301			$ 19,067,300
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		2.53%		2.21%			1.52%
Investments Owned, Face Value		$ 2,500,000		$ 2,500,000			$ 2,500,000
Investments Owned, Rate of Return		1.10%		1.10%			1.10%
Investments Owned, Fair Value		$ 2,505,700		$ 2,512,825			$ 2,512,825
Securities owned | U.S. Corporate bonds | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				3.58%			6.75%
Investments Owned, Cost				$ 4,040,501			$ 11,093,510
Investments Owned, Fair Value				$ 4,066,723			$ 11,158,232
Securities owned | American Electric Power | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)							1.17%
Investments Owned, Face Value							$ 1,900,000
Investments Owned, Rate of Return							1.80%
Investments Owned, Fair Value							$ 1,932,728
Securities owned | American Honda Finance | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				1.77%			1.22%
Investments Owned, Face Value				$ 2,000,000			$ 2,000,000
Investments Owned, Rate of Return				1.50%			1.50%
Investments Owned, Fair Value				$ 2,012,166			$ 2,013,468
Securities owned | AT&T, Inc. | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)							1.11%
Investments Owned, Face Value							$ 1,840,000
Investments Owned, Rate of Return							1.80%
Investments Owned, Fair Value							$ 1,835,800
Securities owned | GATX Corporation | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	[3]						1.16%
Investments Owned, Face Value	[3]						$ 1,905,000
Investments Owned, Rate of Return							1.80%
Investments Owned, Fair Value	[3]						$ 1,910,867
Securities owned | Wells Fargo & Company | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				1.81%			1.29%
Investments Owned, Face Value				$ 2,000,000			$ 2,000,000
Investments Owned, Rate of Return				1.70%			1.70%
Investments Owned, Fair Value				$ 2,054,557			$ 2,133,790
Securities owned | Others | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	[3]						0.80%
Investments Owned, Face Value	[3]						$ 1,325,000
Investments Owned, Rate of Return	[3]						1.50%
Investments Owned, Fair Value	[3]						$ 1,331,579
Securities owned | U.S. Mutual Fund | Grant Park Absolute Return Fund, Class I
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)				6.77%
Investments Owned, Shares				689,730
Investments Owned, Cost				$ 7,779,984
Investments Owned, Fair Value				$ 7,683,587
Securities owned | U.S. Exchange Traded Funds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)		3.24%		2.83%	[4]
Investments Owned, Shares	[4]			110,000
Investments Owned, Cost		$ 3,228,997		$ 3,228,997	[4]
Investments Owned, Fair Value		$ 3,209,500		$ 3,209,400	[4]
Securities owned | U.S. commercial paper | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)							4.32%
Investments Owned, Cost							$ 7,119,342
Investments Owned, Fair Value							$ 7,144,238
Securities owned | Coca-Cola Corp | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)							2.42%
Investments Owned, Face Value							$ 4,000,000
Investments Owned, Rate of Return							0.80%
Investments Owned, Fair Value							$ 3,994,645
Securities owned | Others | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	[3]						1.90%
Investments Owned, Face Value	[3]						$ 3,150,000
Investments Owned, Rate of Return Range Minimum	[3]						0.90%
Investments Owned, Rate of Return Range Maximum	[3]						1.40%
Investments Owned, Fair Value	[3]						$ 3,149,593

[1]	No individual futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[2]	No futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[3]	No individual position constituted greater than 1 percent of partners' capital (net asset value).
[4]	No individual position constituted greater than 1 percent of partners' capital (net asset value).